UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09116

Van Wagoner Funds, Inc.
(Exact name of registrant as specified in charter)

3 Embarcadero Center, Suite 1120 San Francisco, CA			94111
(Address of principal executive offices)			(Zip code)

Elyce Dilworth 3 Embarcadero Center, Suite 1120 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-835-5000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual
Report

June 30, 2006
(Unaudited)

Small-Cap Growth Fund

Growth Opportunities Fund

Emerging Growth Fund

This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

Van Wagoner Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia,
PA 19406

Van Wagoner Funds Semi-Annual Report

Dear Fellow Shareholders:

The first quarter of 2006 got the year off to a strong start with equities delivering positive returns in nearly every sector. This occurred against a backdrop of low return expectations, continued tightening by the Federal Reserve and rising long-term interest rates.

The quarter also marked the beginning of new leadership at the Federal Reserve. The new chairman, Ben Bernanke, immediately raised the Fed Funds rate to 4.75%, which followed the trend initiated by former chairman Alan Greenspan. Inflation remained tepid despite higher oil prices, which ranged from $60-$70 per barrel and expectations of rising summer gasoline prices. Ironically, given oil price expectations, rising interest rates and a slowdown in housing and home equity issuance, consumer confidence, as measured by the Conference Board, hit its highest level since May 2002.

Many stocks rose during the first quarter, led by small-cap and international indices. Within the S&P 500 sectors, telecommunications was the only sector to exhibit double-digit returns. All major Lipper equity categories posted positive returns during the quarter. With the exception of large-cap indices, growth stocks outperformed value. The Van Wagoner Funds participated in this upward market momentum, with all Funds posting very strong positive performance for the first quarter.

Telecommunications stocks led the way for the first quarter, with a 14.6% surge. The telecom sector, however, was the second-worst for the trailing five years, with negative 4% annual returns. Energy companies continued their multiyear run. The energy sector has risen 34% annually for the trailing three years and 14.5% for the trailing five years, leading all sectors. Increased business spending on communications infrastructure, including spending by telephone companies seeking to provide broadband, helped the industry. The steel and iron sectors were very strong in the first quarter, with a whopping 42% gain, as increased global development drove commodity prices up. Online retail suffered, dropping 13%, as some of the major players showed weakness.

As we entered the second quarter of 2006, the markets began to weaken. The downward trend in the financial markets began after the May 10th Federal Reserve meeting and persisted through June. Many of the major market indices for equities and fixed income have generated losses for the quarter. Few have been spared, with the market displaying little regard for asset class, investment style, market capitalization, or region. Concerns over tighter global monetary policy and weaker economic growth have combined to pummel stocks and bonds.

Along with the rest of the market, the Van Wagoner Funds underperformed and gave back most of their positive first quarter performance, posting negative returns for the second quarter. Unfortunately, the overall technology business declined in the second quarter. The Pacific Stock Exchange, a measure of the technology sector, was down 10.5%, the Semiconductor Index was down 11.5% and the NASDAQ Composite Index was down 7.0%. In a nutshell, smaller cap technology stocks really took a beating. Why? The usual suspect – there is a worry about inventory buildup as the economy slows down resulting in too much inventory as sales are slower.

When we look at the overall economic picture, the uncertainty surrounding the Federal Reserve and the level of interest rates are weighing on the economy. We are in that period of time where the market is reacting irrationally. One day growth

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Van Wagoner Funds Semi-Annual Report 1

Van Wagoner Funds Semi-Annual Report

looks a little stronger and all the factors that should react to a stronger growth signal occur, like bonds declining and gold/metals increasing. Then there will be a weak number so the market reacts and things move the opposite way, like housing and materials decline, and health care increases. Two years have now passed since the Federal Reserve Board embarked on the current interest rate tightening campaign. The guessing game on when it will be done was a big theme for much of the second quarter. In late April, the market expressed concerns about the Fed going too far with the rate hikes and possibly tipping the U.S. economy into a more severe slowdown. As the quarter came to an end, inflation expectations were lower than the peak they hit in May, but still remained elevated. The FOMC raised rates by 25 basis points for the 17th consecutive meeting, bringing the fed funds rate to 5.25%. Their language, however, gave the market some hope that the rate hikes may be over. The committee also acknowledged that economic growth is moderating and indicated that "some inflation risks remain."

Once the Federal Reserve is done raising rates, we feel confidence should return to the market and, specifically, the technology business. That arena usually has a stronger second half of the year rather than the first half, and the third quarter has historically been a weak time period. The Semiconductor Index has gone from 560 in January and is now around 420, so it's down 25% in six months. The Index is a broad one that includes larger companies like Intel Corp. (Nasdaq: INTC(1)). The decline tells us to anticipate a slowing economy with more inventory available. The market needs to work through that uncertainty in the third quarter and, hopefully, we'll get the Fed concerns settled as well, so we should have some influencing factors coming to conclusion soon. We expect to see a nice snap back in technology at the end of the third quarter.

In looking at the composition of the Van Wagoner Funds, currently we are at about 45% technology, which for us is a lower allocation than normal. We have started investing in early cycle sectors/stocks as we follow the charts and money flows, investing where it makes sense. We're starting to see a pattern develop when people get more defensive, health care does better. We just haven't seen strong evidence to suggest the sector will outperform until recently. Looking at a classic market cycle pattern, we see that early performers have historically been consumer discretionary, transportation and home builders. When the Fed is done raising rates and consumers start spending, those are the groups that have historically performed well.

Looking at the individual Van Wagoner Funds, the Small-Cap Growth Fund has continued to invest throughout the information technology sector. Many of the technology companies we're invested in declined significantly in the second quarter although we haven't seen a major change in their underlying fundamentals. We traded in and out of some of our underlying stock holdings to take advantage of price movements and have begun to get reinvested in some of the companies that remain strong but have seen their stock prices decrease by up to 50%.

The Van Wagoner Growth Opportunities Fund has consolidated its holdings and owns approximately 35% fewer stocks than it did at the end of the first quarter. To stay defensive during the second quarter's volatility, the Fund increased its cash holdings and has been looking for solid investments.

1-800-228-2121

2

We have invested in Google, Inc. (Nasdaq: GOOG(2)) and Yahoo, Inc. (Nasdaq: YHOO(3)) during the quarter, and have taken advantage of positive price movements in those stocks. Although both companies are large players in their space, they both continue to be innovators that match and improve upon technology engineered by smaller companies in the internet sector.

The Van Wagoner Emerging Growth Fund did very well in some select fiber optic stocks in the first quarter and sold them to lock in gains. We believe the fiber optics arena is promising with many strong companies, but will continue to monitor the sector and make select investments where we see strong company fundamentals and price improvements.

Our expectations for the third quarter are fairly muted due to the summer slowdown. The Fed will be taking action at its meeting in August and possibly September, then back to school spending will begin and those events will affect the markets. Unfortunately, with the geopolitical turmoil in the form of Iran and North Korea, we also have a few wild cards in the equation so we don't really know what the third quarter will bring. We will keep looking for strong companies in areas we see growth trends developing and continue to make sure the Van Wagoner Funds are invested in the right companies in the right industries.

Sincerely,

Garrett R. Van Wagoner
Portfolio Manager
Van Wagoner Capital Management, Inc.

(1)  Intel Corp. (INTC) comprised 0% of the Van Wagoner Funds as of 6/30/2006.

(2)  Google, Inc. (GOOG) comprised 2.1% of the Small-Cap Growth Fund, 2.3% of the Growth Opportunities Fund and 2.1% of the Emerging Growth Fund as of 6/30/2006.

(3)  Yahoo, Inc. (YHOO) comprised 1.4% of the Small-Cap Growth Fund, 1.5% of the Growth Opportunities Fund and 1.4% of the Emerging Growth Fund as of 6/30/2006.

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3 Van Wagoner Funds Semi-Annual Report

Van Wagoner Funds Portfolio Holdings Summary

Sector Weightings (Unaudited)

As of June 30, 2006, the Van Wagoner Funds' portfolios were invested in the following sectors:

Small-Cap Growth Fund
Common Stocks
Information Technology	48.30%
Energy	8.84
Industrials	8.64
Telecommunication Services	7.79
Health Care	7.21
Materials	6.74
Consumer Discretionary	4.88
Consumer Staples	2.91
Short-Term Investments	4.69
Total	100.00%
Growth Opportunities Fund
Common Stocks
Information Technology	46.65%
Industrials	9.84
Energy	9.47
Telecommunication Services	7.95
Materials	6.56
Consumer Discretionary	4.93
Health Care	4.15
Consumer Staples	3.53
Short-Term Investments	6.92
Total	100.00%

Emerging Growth Fund
Common Stocks
Information Technology	46.80%
Industrials	8.58
Energy	8.44
Telecommunication Services	7.73
Health Care	6.91
Materials	6.17
Consumer Discretionary	4.16
Consumer Staples	3.54
Short-Term Investments	7.67
Total	100.00%

As a percentage of total investments as of June 30, 2006. Holdings are subject to change.

1-800-228-2121

4

Van Wagoner Funds Expense Example (Unaudited)

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Van Wagoner Funds.

Example

As a shareholder of the Van Wagoner Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; or exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
January 1, 2006 to June 30, 2006.

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in each of these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period in each Fund.

Hypothetical Example For Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only in each of the Funds. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Disclosure of Fund Expenses  For the Period January 1, 2006 to June 30, 2006

Expense Table

Small-Cap Growth Fund	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,061.80	4.18%	$21.35
Hypothetical 5% Return	$1,000.00	$1,004.08	4.18%	$20.75
Growth Opportunities Fund
Actual Fund Return	$1,000.00	$1,033.10	5.38%	$27.11
Hypothetical 5% Return	$1,000.00	$998.12	5.38%	$26.65
Emerging Growth Fund
Actual Fund Return	$1,000.00	$1,091.60	4.02%	$20.84
Hypothetical 5% Return	$1,000.00	$1,004.86	4.02%	$19.98

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

vanwagoner.com

Van Wagoner Funds Expense Example 5

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund June 30, 2006 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 97.90%
	Apparel Manufacturers 0.98%
3,500	Guess?, Inc.*	$146,125
	Applications Software 1.17%
45,000	VA Software Corp.*	174,600
	Auto - Cars/Light Trucks 1.04%
9,000	Tata Motors Ltd. ADR	155,250
	Auto - Truck Parts & Equipment 1.37%
19,250	IMPCO Technologies, Inc.*	205,398
	Batteries/Battery Systems 0.97%
4,000	Energy Conversion Devices, Inc.*	145,720
	Beverages - Non-Alcoholic 1.27%
1,000	Hansen Natural Corp.*	190,370
	Broadcast Services/ Programs 0.94%
10,000	Acacia Research Corp.*	140,600
	Cellular Telecommunications 1.67%
7,500	American Movil S.A. de C.V. ADR	249,450
	Commercial Services 1.74%
15,000	Quanta Services, Inc.*	259,950
	Communications Software 1.34%
12,500	Smith Micro Software, Inc.*	200,250
	Computer Services 0.97%
30,000	LivePerson, Inc.*	145,500
	Drug Delivery Systems 1.01%
3,500	Hospira, Inc.*	150,290
	E-Marketing/ Information 0.88%
15,000	24/7 Real Media, Inc.*	131,700
	Electronic Components - Miscellaneous 1.31%
165,000	StockerYale, Inc.*	194,700

Number of Shares		Market Value
	Electronic Components - Semiconductors 4.44%
35,000	EMCORE Corp.*	$336,000
4,500	MEMC Electronic Materials, Inc.*	168,750
75,000	TranSwitch Corp.*	158,250
		663,000
	Electronic Measuring Instruments 1.39%
20,000	Aehr Test Systems*	206,800
	Energy - Alternate Sources 1.61%
18,500	Evergreen Solar, Inc.*	240,130
	Enterprise Software/Services 1.16%
12,500	Omnicell, Inc.*	172,750
	Food Processors 1.71%
11,000	MGP Ingredients, Inc.	255,420
	Gold Mining 0.89%
3,500	Glamis Gold Ltd.*	132,510
	Human Resources 1.02%
7,500	AMN Healthcare Services, Inc.*	152,250
	Internet Connectivity Services 3.93%
75,000	Covad Communications Group, Inc.*	150,750
240,000	Internap Network Services Corp.*	252,000
10,000	Redback Networks, Inc.*	183,400
		586,150
	Internet Infrastructure Equipment 1.01%
5,750	Avocent Corp.*	150,938
	Internet Infrastructure Software 2.33%
6,000	Akamai Technologies, Inc.*	217,140
10,000	iMergent, Inc.*	130,000
		347,140
	Leisure & Recreation Products 0.91%
15,000	GameTech International, Inc.*	135,750

1-800-228-2121

See notes to financial statements.

6

Van Wagoner Small-Cap Growth Fund (cont'd.) June 30, 2006 (Unaudited)

Number of Shares		Market Value
	Machinery - Construction & Mining 6.90%
7,500	Astec Industries, Inc.*	$255,900
5,500	Bucyrus International, Inc.	277,750
4,500	Joy Global, Inc.	234,405
2,650	Terex Corp.*	261,555
		1,029,610
	Medical - Biomedical/ Genetics 0.99%
5,000	Illumina, Inc.*	148,300
	Medical - Drugs 1.26%
7,500	Adolor Corp.*	187,575
	Medical Products 1.09%
12,500	ABIOMED, Inc.*	162,125
	Non-Ferrous Metals 1.61%
7,000	Titanium Metals Corp.*	240,660
	Oil - Field Machinery & Equipment 1.96%
2,250	FMC Technologies, Inc.*	151,785
3,500	NATCO Group, Inc.-Class A*	140,700
		292,485
	Oil - Field Services 1.08%
3,500	Oceaneering International, Inc.*	160,475
	Patient Monitoring Equipment 0.89%
7,500	Visicu, Inc.*	132,375
	Power Conversion/ Supply Equipment 2.08%
60,000	Distributed Energy Systems Corp.*	310,200
	Retail - Apparel/Shoes 1.08%
6,750	Charlotte Russe Holding, Inc.*	161,595
	Retail - Restaurants 1.00%
3,500	Red Robin Gourmet Burgers, Inc.*	148,960

Number of Shares		Market Value
	Semiconductor Components - Integrated Circuits 3.64%
12,500	Exar Corp.*	$165,875
8,500	Marvell Technology Group Ltd.*	376,805
		542,680
	Semiconductor Equipment 1.20%
4,000	FormFactor, Inc.*	178,520
	Silver Mining 0.95%
15,000	Silver Wheaton Corp.*	141,300
	Steel - Specialty 3.47%
3,250	Allegheny Technologies, Inc.	225,030
10,000	Universal Stainless & Alloy Products, Inc.*	292,700
		517,730
	Telecommunication Equipment 5.69%
10,000	Arris Group, Inc.*	131,200
5,000	CommScope, Inc.*	157,100
186,400	Sunrise Telecom, Inc.	419,400
20,000	Symmetricom, Inc.*	141,400
		849,100
	Telecommunication Equipment - Fiber Optics 5.27%
55,000	Ciena Corp.*	264,550
90,000	Finisar Corp.*	294,300
90,000	JDS Uniphase Corp.*	227,700
		786,550
	Telecommunication Services 4.30%
10,000	Lightbridge, Inc.*	129,500
10,000	SAVVIS, Inc.*	296,100
14,500	Time Warner Telecom, Inc. - Class A*	215,325
		640,925
	Telephone - Integrated 2.01%
67,500	Level 3 Communications, Inc.*	299,700
	Transportation - Truck 1.03%
3,250	Landstar System, Inc.	153,497

vanwagoner.com

See notes to financial statements.

7 Van Wagoner Funds Schedule of Investments

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund (cont'd.) June 30, 2006 (Unaudited)

Number of Shares		Market Value
	Web Hosting/Design 2.21%
25,000	NIC, Inc.*	$180,750
25,000	Web.com, Inc.*	149,250
		330,000
	Web Portals/Internet Service Providers 5.19%
27,500	GigaMedia Ltd.*	244,750
750	Google, Inc.- Class A*	314,497
6,500	Yahoo!, Inc.*	214,500
		773,747
	Wireless Equipment 5.94%
35,000	Carrier Access Corp.*	289,450
6,500	SBA Communications Corp. - Class A*	169,910
10,000	Sierra Wireless, Inc.*	180,400
72,500	Stratex Networks, Inc.*	245,775
		885,535
	Total Common Stocks (Cost $13,357,634)	14,606,385

Number of Shares		Market Value
SHORT-TERM INVESTMENT 4.82%
	PNC Bank Money Market Account, 4.55%	$718,434
	Total Short-Term Investment (Cost $718,434)	718,434
	Total Investments 102.72% (Cost $14,076,068)	15,324,819
	Liabilities in Excess of Other Assets (2.72)%	(405,697)
	NET ASSETS 100.00%	$14,919,122

ADR  American Depository Receipt

*  Non-income producing

1-800-228-2121

See notes to financial statements.

8

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund June 30, 2006 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 93.88%
	Applications Software 1.15%
40,000	VA Software Corp.*	$155,200
	Auto - Cars/Light Trucks 1.02%
8,000	Tata Motors Ltd. ADR	138,000
	Auto - Truck Parts & Equipment 1.36%
17,200	IMPCO Technologies, Inc.*	183,524
	Batteries/Battery Systems 2.02%
7,500	Energy Conversion Devices, Inc.*	273,225
	Beverages - Non-Alcoholic 1.41%
1,000	Hansen Natural Corp.*	190,370
	Casinos 0.94%
6,500	Dover Downs Gaming & Entertainment, Inc.	127,660
	Cellular Telecommunications 1.85%
7,500	America Movil S.A. de C.V. ADR	249,450
	Commercial Services 2.80%
15,000	HMS Holdings Corp.*	160,800
12,500	Quanta Services, Inc.*	216,625
		377,425
	Computer Services 0.99%
27,500	LivePerson, Inc.*	133,375
	Computers - Memory Devices 2.94%
7,500	Network Appliance, Inc*	264,750
5,000	Xyratex Ltd.*	132,250
		397,000
	Drug Delivery Systems 1.11%
3,500	Hospira, Inc.*	150,290
	E-Marketing/Information 0.86%
10,000	Digitas, Inc.*	116,200

Number of Shares		Market Value
	Electronic Components - Semiconductors 6.30%
32,500	EMCORE Corp.*	$312,000
22,500	Lattice Semiconductor Corp.*	139,050
20,000	Microtune, Inc.*	125,200
60,000	Mindspeed Technologies, Inc.*	144,600
8,500	Volterra Semiconductor Corp.*	129,710
		850,560
	Electronic Measuring Instruments 0.77%
10,000	Aehr Test Systems*	103,400
	Energy - Alternate Sources 1.61%
16,750	Evergreen Solar, Inc.*	217,415
	Food Processors 2.15%
12,500	MGP Ingredients, Inc.	290,250
	Gold Mining 0.84%
3,000	Glamis Gold Ltd.*	113,580
	Hazardous Waste Disposal 1.05%
3,500	Clean Harbors, Inc.*	141,085
	Internet Application Software 0.99%
12,500	RealNetworks, Inc.*	133,750
	Internet Connectivity Services 4.29%
275,000	Internap Network Services Corp.*	288,750
12,500	PCTEL, Inc.*	106,750
10,000	Redback Networks, Inc.*	183,400
		578,900
	Internet Content - Entertainment 1.01%
5,000	Netflix, Inc.*	136,050
	Internet Infrastructure Software 1.34%
5,000	Akamai Technologies, Inc.*	180,950

vanwagoner.com

See notes to financial statements.

9 Van Wagoner Funds Schedule of Investments

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund (cont'd.) June 30, 2006 (Unaudited)

Number of Shares		Market Value
	Machinery - Construction & Mining 7.83%
6,500	Astec Industries, Inc.*	$221,780
5,000	Bucyrus International, Inc.	252,500
5,500	Joy Global, Inc.	286,495
3,000	Terex Corp.*	296,100
		1,056,875
	Medical Products 0.97%
7,500	Luminex Corp.*	130,425
	Networking Products 1.14%
30,000	3Com Corp.*	153,600
	Non-Ferrous Metals 1.59%
6,250	Titanium Metals Corp.*	214,875
	Oil - Field Machinery & Equipment 1.97%
2,000	FMC Technologies, Inc.*	134,920
3,250	NATCO Group, Inc.*	130,650
		265,570
	Oil - Field Services 1.02%
3,000	Oceaneering International, Inc.*	137,550
	Patient Monitoring Equipment 0.92%
7,000	Visicu, Inc.*	123,550
	Power Conversion/Supply Equipment 1.57%
41,000	Distributed Energy Systems Corp.*	211,970
	Retail - Apparel/Shoes 3.00%
4,500	Aeropostale, Inc.*	130,005
3,000	AnnTaylor Stores Corp.*	130,140
5,000	Christopher & Banks Corp.	145,000
		405,145
	Semiconductor Components - Integrated Circuits 2.46%
7,500	Marvell Technology Group Ltd.*	332,475
	Semiconductor Equipment 1.16%
3,500	FormFactor, Inc.*	156,205

Number of Shares		Market Value
	Silver Mining 1.05%
15,000	Silver Wheaton Corp.*	$141,300
	Steel - Specialty 3.14%
4,000	Allegheny Technologies, Inc.	276,960
5,000	Universal Stainless & Alloy Products, Inc.*	146,350
		423,310
	Telecommunication Equipment 2.74%
164,600	Sunrise Telecom, Inc.	370,350
	Telecommunication Equipment - Fiber Optics 6.59%
20,000	C-COR, Inc.*	154,400
50,000	Ciena Corp.*	240,500
70,000	Finisar Corp.*	228,900
105,000	JDS Uniphase Corp.*	265,650
		889,450
	Telecommunication Services 3.02%
7,000	SAVVIS, Inc.*	207,270
13,500	Time Warner Telecom, Inc. - Class A*	200,475
		407,745
	Telephone - Integrated 2.06%
62,500	Level 3 Communications, Inc.*	277,500
	Transportation - Truck 1.05%
3,000	Landstar System, Inc.	141,690
	Web Hosting/Design 1.50%
12,758	NaviSite, Inc.*	57,411
20,000	NIC, Inc.*	144,600
		202,011
	Web Portals/Internet Service
	Providers 6.11%
20,000	GigaMedia Ltd.*	178,000
750	Google, Inc. - Class A*	314,498
6,000	NetEase.com, Inc. ADR*	133,980
6,000	Yahoo!, Inc.*	198,000
		824,478

1-800-228-2121

See notes to financial statements.

10

Van Wagoner Growth Opportunities Fund (cont'd.) June 30, 2006 (Unaudited)

Number of Shares		Market Value
	Wireless Equipment 4.19%
25,000	Carrier Access Corp.*	$206,750
4,000	Crown Castle International Corp.*	138,160
65,000	Stratex Networks, Inc.*	220,350
		565,260
	Total Common Stocks
	(Cost $11,823,254)	12,668,993
SHORT-TERM INVESTMENT 6.98%
	PNC Bank Money Market Account, 4.55%	941,362
	Total Short-Term Investment
	(Cost $941,362)	941,362
	Total Investments 100.86%
	(Cost $12,764,616)	13,610,355
	Liabilities in Excess of Other Assets (0.86)%	(115,182)
	NET ASSETS 100.00%	$13,495,173

*  Non-income producing

ADR  American-Depository Receipt

vanwagoner.com

See notes to financial statements.

11 Van Wagoner Funds Schedule of Investments

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund June 30, 2006 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 96.89%
	Applications Software 2.45%
12,500	Citrix Systems, Inc.*	$501,750
125,000	VA Software Corp.*	485,000
		986,750
	Auto - Cars/Light Trucks 1.07%
25,000	Tata Motors Ltd. ADR	431,250
	Auto - Truck Parts & Equipment 1.27%
48,000	IMPCO Technologies, Inc.*	512,160
	Batteries/Battery Systems 0.91%
10,000	Energy Conversion Devices, Inc.*	364,300
	Beverages - Non-Alcoholic 2.13%
4,500	Hansen Natural Corp.*	856,665
	Business to Business/ E-Commerce 0.98%
40,000	webMethods, Inc.*	394,800
	Casinos 1.26%
6,500	Las Vegas Sands Corp.*	506,090
	Cellular Telecommunications 1.65%
20,000	America Movil S.A. de C.V. ADR	665,200
	Commercial Services 1.62%
37,500	Quanta Services, Inc.*	649,875
	Communications Software 1.20%
30,000	Smith Micro Software, Inc.*	480,600
	Computer Services 0.90%
75,000	LivePerson, Inc.*	363,750
	Computers - Integrated Systems 1.37%
90,000	Brocade Communications Systems, Inc.*	552,600
	Disposable Medical Products 1.05%
10,000	ICU Medical, Inc.*	422,400

Number of Shares		Market Value
	Drug Delivery Systems 1.07%
10,000	Hospira, Inc.*	$429,400
	E-Commerce/Services 0.95%
7,500	Ctrip.com International Ltd. ADR	382,875
	Electronic Components - Semiconductors 4.15%
92,500	EMCORE Corp.*	888,000
12,500	NetLogic Microsystems, Inc.*	403,125
40,000	PMC-Sierra, Inc.*	376,000
		1,667,125
	Electronic Measuring Instruments 0.51%
20,000	Aehr Test Systems*	206,800
	Energy - Alternate Sources 2.10%
65,000	Evergreen Solar, Inc.*	843,700
	Enterprise Software/ Services 1.22%
37,500	BEA Systems, Inc.*	490,875
	Food Processors 1.59%
27,500	MGP Ingredients, Inc.	638,550
	Gold Mining 0.94%
10,000	Glamis Gold Ltd.*	378,600
	Internet Connectivity Services 2.71%
600,000	Internap Network Services Corp.*	630,000
25,000	Redback Networks, Inc.*	458,500
		1,088,500
	Internet Content - Info 0.99%
50,000	CNET Networks, Inc.*	399,000
	Internet Infrastructure Software 2.41%
15,000	Akamai Technologies, Inc.*	542,850
8,000	F5 Networks, Inc.*	427,840
1	Openwave Systems, Inc.*	12
		970,702

1-800-228-2121

See notes to financial statements.

12

Van Wagoner Emerging Growth Fund (cont'd.) June 30, 2006 (Unaudited)

Number of Shares		Market Value
	Machinery - Construction & Mining 7.23%
20,000	Astec Industries, Inc.*	$682,400
17,500	Bucyrus International, Inc. - Class A	883,750
12,500	Joy Global, Inc.	651,125
7,000	Terex Corp.*	690,900
		2,908,175
	Medical Instruments 2.16%
3,500	Intuitive Surgical, Inc.*	412,895
25,000	NuVasive, Inc.*	455,750
		868,645
	Medical Labs & Testing Services 0.93%
6,000	Laboratory Corp. of America Holdings*	373,380
	Networking Products 1.18%
25,000	Atheros Communications*	474,000
	Non-Ferrous Metals 2.14%
25,000	Titanium Metals Corp.*	859,500
	Non-Hazardous Waste Disposal 0.77%
13,630	Waste Industries USA, Inc.	309,128
	Oil - Field Machinery & Equipment 2.01%
6,000	FMC Technologies, Inc.*	404,760
10,000	NATCO Group, Inc.- Class A*	402,000
		806,760
	Oil - Field Services 1.03%
9,000	Oceaneering International, Inc.*	412,650
	Patient Monitoring Equipment 0.88%
20,000	Visicu, Inc.*	353,000
	Power Conversion/Supply Equipment 1.54%
120,000	Distributed Energy Systems Corp.*	620,400

Number of Shares		Market Value
	Respiratory Products 1.17%
10,000	ResMed, Inc.*	$469,500
	Retail - Apparel/Shoes 2.03%
6,500	The Children's Place Retail Stores, Inc.*	390,325
10,000	Under Armour, Inc.- Class A*	426,200
		816,525
	Semiconductor Components - Integrated Circuits 2.76%
25,000	Marvell Technology Group Ltd.*	1,108,250
	Semiconductor Equipment 2.12%
10,000	FormFactor, Inc.*	446,300
12,500	Varian Semiconductor Equipment Associates, Inc.*	407,625
		853,925
	Silver Mining 0.94%
40,000	Silver Wheaton Corp.*	376,800
	Steel - Specialty 2.46%
7,500	Allegheny Technologies, Inc.	519,300
16,000	Universal Stainless & Alloy Products, Inc.*	468,320
		987,620
	Telecommunication Equipment 6.92%
20,000	Anaren, Inc.*	409,800
15,000	CommScope, Inc.*	471,300
15,000	Comtech Telecommunications Corp.*	439,050
25,000	Sirenza Microdevices, Inc.*	303,500
514,500	Sunrise Telecom, Inc.	1,157,625
		2,781,275
	Telecommunication Equipment - Fiber Optics 5.59%
200,000	Ciena Corp.*	962,000
200,000	Finisar Corp.*	654,000
250,000	JDS Uniphase Corp.*	632,500
		2,248,500

vanwagoner.com

See notes to financial statements.

13 Van Wagoner Funds Schedule of Investments

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund (cont'd.) June 30, 2006 (Unaudited)

Number of Shares		Market Value
	Telecommunication Services 2.95%
20,000	SAVVIS, Inc.*	$592,200
40,000	Time Warner Telecom, Inc. - Class A*	594,000
		1,186,200
	Telephone - Integrated 2.21%
200,000	Level 3 Communications, Inc.*	888,000
	Transportation - Truck 1.00%
8,500	Landstar System, Inc.	401,455
	Web Hosting/Design 0.90%
50,000	NIC, Inc.*	361,500
	Web Portals/Internet Service Providers 4.74%
55,000	GigaMedia Ltd.*	489,500
2,000	Google, Inc. - Class A*	838,660
17,500	Yahoo!, Inc.*	577,500
		1,905,660
	Wireless Equipment 4.73%
15,000	American Tower Corp. - Class A*	466,800
75,000	Carrier Access Corp.*	620,250
240,000	Stratex Networks, Inc.*	813,600
		1,900,650
	Total Common Stocks
	(Cost $34,872,823)	38,954,065

Number of Shares		Market Value
SHORT-TERM INVESTMENT 8.05%
	PNC Bank Money Market Account, 4.55%	$3,234,669
	Total Short-Term Investment
	(Cost $3,234,669)	3,234,669
	Total Investments 104.94%
	(Cost $38,107,492)	42,188,734
	Liabilities in Excess of Other Assets (4.94)%	(1,984,968)
	NET ASSETS 100.00%	$40,203,766

*  Non-income producing

ADR  American-Depository Receipt

See notes to financial statements.

14

Van Wagoner Funds Statements of Assets and Liabilities

June 30, 2006 (Unaudited)

	SMALL-CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	EMERGING GROWTH FUND
ASSETS:
Investments, at value (cost $14,076,068,
$12,764,616 and $38,107,492, respectively)	$15,324,819	$13,610,355	$42,188,734
Receivable for investments sold	2,780,412	2,532,179	5,531,925
Receivable for fund shares sold	—	785	638
Interest and dividends receivable	5,585	5,382	16,095
Prepaid expenses and other assets	177,775	100,710	429,096
Total Assets	18,288,591	16,249,411	48,166,488
LIABILITIES:
Payable for investments purchased	3,265,102	2,633,407	7,709,152
Payable for fund shares redeemed	9,248	7,940	31,774
Accrued investment advisory fees	18,242	20,708	50,673
Accrued distribution fees	18,234	14,781	45,547
Accrued expenses and other liabilities	58,643	77,402	125,576
Total Liabilities	3,369,469	2,754,238	7,962,722
NET ASSETS	$14,919,122	$13,495,173	$40,203,766
NET ASSETS CONSIST OF:
Capital stock	$63,824,075	$13,275,626	$557,831,699
Accumulated net investment loss	(292,084)	(378,640)	(813,662)
Accumulated net realized loss on investments	(49,861,620)	(247,552)	(520,895,513)
Net unrealized appreciation on investments	1,248,751	845,739	4,081,242
Net Assets	$14,919,122	$13,495,173	$40,203,766
CAPITAL STOCK, $0.0001 par value
Authorized	100,000,000	100,000,000	100,000,000
Issued and outstanding	1,549,266	1,349,364	8,883,325
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)	$9.63	$10.00	$4.53

vanwagoner.com

See notes to financial statements.

15 Van Wagoner Funds Financial Statements

Van Wagoner Funds Statements of Operations

Six months ended June 30, 2006 (Unaudited)

	SMALL-CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	EMERGING GROWTH FUND
INVESTMENT INCOME:
Interest	$14,463	$12,539	$35,508
Dividends (net of foreign taxes $83, $350 and $248)	39,955	8,551	25,193
Total Investment Income	54,418	21,090	60,701
EXPENSES:
Investment advisory fees	121,433	123,987	339,302
Insurance expense	61,303	52,218	158,183
Transfer agent fees and expenses	49,597	113,290	154,930
Fund accounting and administration fees	45,000	45,000	45,000
Directors' and officer's fees, salary and expenses	31,715	29,245	80,729
Professional fees	29,040	26,971	74,322
Distribution fees	20,702	18,585	54,336
State registration fees	9,571	9,959	10,613
Printing and postage expenses	9,514	8,926	24,535
Custody fees	7,258	6,994	8,895
Miscellaneous expenses	7,332	7,029	14,889
Total expenses	392,465	442,204	965,734
Expenses paid indirectly by brokers	(45,963)	(42,474)	(91,371)
Net Expenses	346,502	399,730	874,363
NET INVESTMENT LOSS	(292,084)	(378,640)	(813,662)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	830,252	1,357,742	2,645,377
Change in net unrealized appreciation or depreciation on investments	221,316	(379,931)	1,485,752
	1,051,568	977,811	4,131,129
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$759,484	$599,171	$3,317,467

1-800-228-2121

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17Van Wagoner Funds Financial Statements

Van Wagoner Funds Statements of Changes in Net Assets

	SMALL-CAP GROWTH FUND		GROWTH OPPORTUNITIES FUND		EMERGING GROWTH FUND
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
OPERATIONS:
Net investment loss	$(292,084)	$(626,892)	$(378,640)	$(844,883)	$(813,662)	$(1,777,735)
Net realized gain (loss) on investments	830,252	168,466	1,357,742	872,821	2,645,377	(5,053,871)
Net realized loss on options purchased	—	(1,022,386)	—	(1,022,386)	—	(3,039,409)
Change in net unrealized appreciation or depreciation on investments	221,316	(1,963,924)	(379,931)	(2,191,836)	1,485,752	(7,332,922)
Net increase (decrease) in net assets resulting from operations	759,484	(3,444,736)	599,171	(3,186,284)	3,317,467	(17,203,937)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,022,180	1,012,510	482,727	942,375	8,293,842	4,920,754
Redemption of shares	(6,646,434)	(10,069,723)	(2,542,280)	(8,786,967)	(11,445,611)	(32,778,342)
Net decrease from share transactions	(1,624,254)	(9,057,213)	(2,059,553)	(7,844,592)	(3,151,769)	(27,857,588)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(864,770)	(12,501,949)	(1,460,382)	(11,030,876)	165,698	(45,061,525)
NET ASSETS:
Beginning of period	15,783,892	28,285,841	14,955,555	25,986,431	40,038,068	85,099,593
End of period	$14,919,122	$15,783,892	$13,495,173	$14,955,555	$40,203,766	$40,038,068
Accumulated net investment income	$—	$—	$—	$—	$—	$—
TRANSACTIONS IN SHARES:
Shares sold	468,129	107,807	45,095	93,972	1,681,419	1,069,966
Shares redeemed	(659,242)	(1,098,199)	(239,393)	(881,874)	(2,445,846)	(7,343,326)
Net decrease	(191,113)	(990,392)	(194,298)	(787,902)	(764,427)	(6,273,360)

1-800-228-2121

See notes to financial statements.

18

vanwagoner.com

See notes to financial statements.

19 Van Wagoner Funds Financial Statements

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

	SMALL-CAP GROWTH FUND
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001
Net Asset Value, Beginning of Period	$9.07	$10.36	$12.29	$8.94	$14.82	$24.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.19)	(0.36)	(0.27)	(0.23)	(0.25)	(0.21)
Net realized and unrealized gains (losses) on investments	0.75	(0.93)	(1.66)	3.58	(5.63)	(9.96)
Total from investment operations	0.56	(1.29)	(1.93)	3.35	(5.88)	(10.17)
Net Asset Value, End of Period	$9.63	$9.07	$10.36	$12.29	$8.94	$14.82
Total Return(1)	6.18%	(12.37)%	(15.79)%	37.47%	(39.68)%	(40.74)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$14,919	$15,784	$28,286	$42,296	$37,875	$103,927
Ratio of expenses to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)(4)	4.18%	3.32%	2.16%	2.03%	2.00%	1.95%
Net of waivers and reimbursements and before fees and expenses paid indirectly by brokers(2)(3)(5)	4.73%	4.46%	3.05%	2.39%	2.02%	1.95%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)(6)	4.73%	4.46%	3.05%	3.08%	2.76%	2.33%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)	(3.52)%	(3.12)%	(2.09)%	(1.96)%	(1.86)%	(1.64)%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)	(4.07)%	(4.26)%	(2.98)%	(3.01)%	(2.60)%	(2.02)%
Portfolio turnover rate(1)	505%	440%	225%	575%	540%	219%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2004, December 31, 2005 and six months ended June 30, 2006, no expenses were waived or reimbursed.

(4)  Excludes dividends on short sales and includes waivers and reimbursements and reduction of expenses paid indirectly by brokers.

(5)  Includes dividends on short sales and waivers and reimbursements and excludes reduction of expenses paid indirectly by brokers.

(6)  Includes dividends on short sales and excludes waivers and reimbursements and reduction of expenses paid indirectly by brokers.

1-800-228-2121

See notes to financial statements.

20

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

GROWTH OPPORTUNITIES FUND

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Period Ended Dec. 31, 2003(7)
Net Asset Value, Beginning of Period	$9.69	$11.15	$13.10	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.28)	(0.55)	(0.35)	(0.23)
Net realized and unrealized gains (losses) on investments	0.59	(0.91)	(1.43)	5.55
Total from investment operations	0.31	(1.46)	(1.78)	5.32
DISTRIBUTIONS:
Net realized gains	—	—	(0.17)	(2.22)
Net Asset Value, End of Period	$10.00	$9.69	$11.15	$13.10
Total Return(1)	3.31%	(13.11)%	(13.64)%	54.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$13,495	$14,956	$25,986	$36,225
Ratio of expenses to average assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)(4)	5.38%	5.01%	2.76%	2.87%
Net of waivers and reimbursements and before fees and expenses paid indirectly by brokers(2)(3)(5)	5.95%	5.32%	3.44%	3.85%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)(6)	5.95%	5.32%	3.44%	4.01%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)	(5.09)%	(4.47)%	(2.63)%	(2.81)%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)	(5.66)%	(4.77)%	(3.32)%	(3.95)%
Portfolio turnover rate(1)	509%	570%	324%	315%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2004, December 31, 2005 and six months ended June 30, 2006, no expenses were waived or reimbursed.

(4)  Excludes dividends on short sales and includes waivers and reimbursements and reduction of expenses paid indirectly by brokers.

(5)  Includes dividends on short sales and waivers and reimbursements and excludes reduction of expenses paid indirectly by brokers.

(6)  Includes dividends on short sales and excludes waivers and reimbursements and reduction of expenses paid indirectly by brokers.

(7)  Commencement of operations was March 1, 2003.

vanwagoner.com

See notes to financial statements.

21 Van Wagoner Funds Financial Statements

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

	EMERGING GROWTH FUND
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001
Net Asset Value, Beginning of Period	$4.15	$5.35	$6.36	$4.32	$12.19	$30.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.09)	(0.18)	(0.12)	(0.12)	(0.15)	(0.22)
Net realized and unrealized gains (losses) on investments	0.47	(1.02)	(0.89)	2.16	(7.72)	(17.84)
Total from investment operations	0.38	(1.20)	(1.01)	2.04	(7.87)	(18.06)
Net Asset Value, End of Period	$4.53	$4.15	$5.35	$6.36	$4.32	$12.19
Total Return(1)	9.16%	(22.29)%	(16.04)%	47.22%	(64.56)%	(59.70)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$40,204	$40,038	$85,100	$124,388	$97,559	$362,786
Ratio of expenses to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)(4)	4.02%	3.53%	2.06%	2.04%	2.00%	1.84%
Net of waivers and reimbursements and before fees and expenses paid indirectly by brokers(2)(3)(5)	4.44%	4.21%	2.84%	2.36%	2.00%	1.84%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)(6)	4.44%	4.21%	2.84%	2.77%	2.31%	1.84%
Ratio of net investments loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)	(3.74)%	(3.28)%	(1.96)%	(2.00)%	(1.96)%	(1.61)%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)	(4.16)%	(3.96)%	(2.74)%	(2.73)%	(2.27)%	(1.61)%
Portfolio turnover rate(1)	479%	468%	223%	359%	289%	131%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2004, December 31, 2005 and six months ended June 30, 2006, no expenses were waived or reimbursed.

(4)  Excludes dividends on short sales and includes waivers and reimbursements and reduction of expenses paid indirectly by brokers.

(5)  Includes dividends on short sales and waivers and reimbursements and excludes reduction of expenses paid indirectly by brokers.

(6)  Includes dividends on short sales and excludes waivers and reimbursements and reduction of expenses paid indirectly by brokers.

1-800-228-2121

See notes to financial statements.

22

Van Wagoner Funds Notes to Financial Statements (Unaudited)

1. Organization

Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Small-Cap Growth Fund, Growth Opportunities Fund, and Emerging Growth Fund (collectively the "Funds") are separate diversified investment portfolios of Van Wagoner Funds, Inc.

The Small-Cap Growth Fund invests primarily (at least 80% of its total assets) in small companies that the Adviser believes have the potential to be the market leaders of the future. A small size company is one that has a market capitalization that ranges from the smallest to the largest companies in the S&P SmallCap 600 Index at the time of purchase.

The Growth Opportunities Fund seeks to invest in common stocks of growth companies that are already recognized as leaders in their industry, but are also known as innovators in their field. The Fund will primarily invest in companies with a market capitalization that ranges from the smallest to the largest companies in the S&P MidCap 400 Index at the time of purchase. The Fund looks for companies that are still growing, usually because of a new, improved or upgraded product, service or business operation.

The Emerging Growth Fund invests primarily in common stocks of small-cap and mid-cap growth companies with the potential for above average, long-term growth.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (GAAP). Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with U. S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

(a)  Investment Valuation - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or

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23 Van Wagoner Funds Notes to Financial Statements

Van Wagoner Funds Notes to Financial Statements (Unaudited)

a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Adviser (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

(b)  Expenses - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

(c)  Option Contracts - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses on the options contracts are recognized on the options contracts without regard to any unrealized gains or losses on the underlying securities.

The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

(d)  Short Positions - When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expense in the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to

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24

the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

(e)  Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

(f)  Brokerage Service and Other Arrangements - Van Wagoner Capital Management, Inc. (the "Adviser") places security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds. The amount of expenses paid through Brokerage Service Arrangements for the six months ended June 30, 2006 was $45,963, $42,474 and $91,371 in the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

Amounts in excess of 5% of net expenses for each Fund included in "transfer agent fees and expenses" and in "expenses paid indirectly by brokers" in the Statement of Operations were $20,606, $21,394 and $54,624 for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

(g)  Other - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.  Federal Income Taxes

Each Fund intends to comply with the requirements of the Subchapter M of Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryovers at December 31, 2005 as follows:

Date of Expiration	Small-Cap Growth	Growth Opportunities	Emerging Growth
2009	$—	$—	$239,446,921
2010	24,978,726	—	174,822,268
2011	19,406,798	—	73,869,977
2012	5,158,565	1,107,300	23,566,789
2013	679,356	—	9,299,078
Total	$50,223,445	$1,107,300	$521,005,033

The Growth Opportunities Fund utilized $115,844 of capital loss carryover in 2005.

As of December 31, 2005, the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds had $55,823, $327,224 and $2,017,267,

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25 Van Wagoner Funds Notes to Financial Statements

Van Wagoner Funds Notes to Financial Statements (Unaudited)

respectively of post-October 2005 capital losses, which are deferred until 2006 for federal tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

The cost of securities on a federal tax basis at June 30, 2006, for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds was $14,076,068, $12,764,616 and $38,107,492, respectively.

At June 30, 2006, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Fund	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation on investments
Small-Cap Growth	$1,429,229	$(180,478)	$1,248,751
Growth Opportunities	1,069,939	(224,200)	845,739
Emerging Growth	4,432,697	(351,455)	4,081,242

The book basis and tax basis of net unrealized appreciation (depreciation) on investments differs primarily as a result of the tax deferral of losses on wash sales.

At December 31,2005, the components of accumulated earnings/deficit on a tax basis were as follows:

Fund	Net unrealized appreciation on investments	Accumulated capital and other losses	Total accumulated earnings/deficit
Small-Cap Growth	$1,027,435	$(50,691,872)	$(49,664,437)
Growth Opportunities	1,225,670	(1,605,294)	(379,624)
Emerging Growth	2,595,490	(523,540,890)	(520,945,400)

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties.

FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

4.  Investment Advisory Agreement and Related Party Transactions

Each Fund has an agreement with Van Wagoner Capital Management, Inc., the Adviser, to furnish investment advisory services to the Funds. Effective March 1, 2003, the commencement of operations of the Growth Opportunities Fund, and September 1, 2003, for the Small-Cap Growth and Emerging Growth Funds, under the terms of each agreement, the Adviser is compensated at a basic fee of 1.25% of average daily net assets for the performance period for each of the Funds. The basic fee may be adjusted upward or downward (by up to 0.25% of the Fund's average daily net assets for the performance period), depending on whether and to what extent the investment

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26

performance of the Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the benchmark over the same period. The benchmark for the Small-Cap Growth Fund and the Emerging Growth Fund is the Lipper Small-Cap Growth Funds Index. The Lipper Small-Cap Growth Funds Index is an equal dollar weighted index consisting of the largest mutual funds within the small-cap growth fund classification, as defined by Lipper, Inc. The benchmark for the Growth Opportunities Fund is the Lipper Mid-Cap Growth Funds Index. The Lipper Mid-Cap Growth Funds Index is an equal dollar weighted index of the largest mutual funds in the mid-cap growth fund classification, as defined by Lipper, Inc. Each 0.10% of difference of each Fund's performance compared to the performance of its benchmark is multiplied by a performance adjustment of 0.025%, up to a maximum adjustment of 0.25% (as an annual rate). The performance period consists of the prior 36 calendar months, and is also referred to as a rolling 36-month period. Until each Fund has operated for 36 months under this agreement, it will make performance adjustments to the basic fee after the Fund has operated for 12 months under this agreement, and will use a rolling 12-month performance period. After the Fund has operated for 24 months under this agreement, it will switch to a rolling 24-month performance period. The performance fee adjustment for the six months ended June 30, 2006 caused the advisory fee to decrease $30,203, $30,833 and $84,400 for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

Effective July 1, 2006, the Adviser has agreed to voluntarily waive investment advisory fees exceeding 1.00% of current average daily net assets for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds. The voluntary waiver is in effect through December 31, 2006.

The Funds do not compensate their officers who are officers of the Adviser. For the six months ended June 30, 2006, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' President, Treasurer, Secretary and Chief Compliance Officer.

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

5.   Service and Distribution Plan

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

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27 Van Wagoner Funds Notes to Financial Statements

Van Wagoner Funds Notes to Financial Statements (Unaudited)

6.  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2006, were as follows:

Fund	Purchases	Sales
Small-Cap Growth	$81,210,211	$83,221,912
Growth Opportunities	74,708,362	78,189,018
Emerging Growth	204,100,719	208,625,755

7.  Contingencies

(a)  Legal Matters - In 2001, the Company and the Adviser were named as defendants in an antitrust class action lawsuit alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings. The lawsuit was dismissed in November 2003. The dismissal was appealed and in September 2005 the appeals court issued a decision, vacating and remanding the trial court's decision for further proceedings. In March 2006, the appeals court issued an order staying the proceeding pending determination of defendants' petition to the United States Supreme Court for a writ of certiorari. That petition was filed in March 2006 and is pending. The Company and the Adviser intend to vigorously contest the lawsuit. Given the preliminary nature of the lawsuit, an evaluation of the likelihood of a favorable or unfavorable outcome cannot be determined at this time.

(b)  Indemnification Arrangements - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. The Company has not made any payments related to such arrangements for the six months ended June 30, 2006. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

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Van Wagoner Funds Additional Information for Shareholders

Proxy Voting Policy and Voting Record

Van Wagoner Capital Management, Inc., the Funds' Adviser, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

In addition, each Fund's complete proxy voting record for the 12 months ended June 30, 2006 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

Change in Independent Registered Public Accounting Firm

On June 8, 2006, Ernst & Young LLP ("E&Y") resigned as the Company's independent registered public accounting firm. The Company's Board of Directors, through its Audit Committee, is currently in the process of selecting a new independent registered public accounting firm.

During the two most recently completed fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified as to uncertainty, audit scope or accounting principles.

Further, during the two most recently completed fiscal years and the current fiscal year through June 8, 2006, there were no disagreements between the Company and E&Y on any matter of accounting principles or practices, financial statement disclosures or auditing scope or procedure, which, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the disagreement in its reports.

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29 Van Wagoner Funds Additional Information for Shareholders

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Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
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Express mail or overnight deliveries
should be sent to:

Van Wagoner Funds
101 Sabin Street
Pawtucket, RI 02860

1-800-228-2121

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Semi-Annual
Report

June 30, 2006
(Unaudited)

Post-Venture Fund*

Mid-Cap Growth Fund*

Technology Fund*

(*In Liquidation)

Van Wagoner Funds Semi-Annual Report (In Liquidation)

Dear Shareholder:

An Important Reminder...

The Van Wagoner Post-Venture, Mid-Cap Growth and Technology Funds are liquidating and no longer accepting new investments.

We appreciate your investment with the Van Wagoner Funds and want to take a moment to remind you that the Van Wagoner Fund(s) that you are currently invested in is in the process of liquidating and is not actively invested in the stock market.

The Board of Directors of the Van Wagoner Funds, Inc. decided to liquidate each of the Post-Venture Fund, the Mid-Cap Growth Fund and the Technology Fund (the "Liquidating Funds") in March 2003. Accordingly, each of the Liquidating Funds has liquidated its investments in an orderly fashion and invested the proceeds in high quality short-term money market instruments. The Liquidating Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest, but do not appreciate in value. The interest earned on these money market instruments by each of the Liquidating Funds is substantially less than the expenses of the Liquidating Funds. This is expected to continue in the future.

As a current shareholder in these Funds, in order to participate in the stock market, you have two options available to you:

1) Transfer your existing investment into one of the open Van Wagoner Funds–Emerging Growth, Small-Cap Growth or Growth Opportunities.

2) Redeem your account.

We appreciate your patronage.

Sincerely,

Elyce Dilworth
President
Van Wagoner Funds, Inc.

Van Wagoner Funds Semi-Annual Report

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1

Van Wagoner Funds Portfolio Holdings Summary

Sector Weightings (Unaudited)

As of June 30, 2006, the Van Wagoner Funds' portfolios were invested in the following sectors:

Post-Venture Fund

Short-Term Instruments	100.00%
Total	100.00%

Mid-Cap Growth Fund

Short-Term Instruments	100.00%
Total	100.00%

Technology Fund

Short-Term Instruments	100.00%
Total	100.00%

As a percentage of total investments as of June 30, 2006. Holdings are subject to change.

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2

Van Wagoner Funds Expense Example (Unaudited)

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Van Wagoner Funds.

Example

As a shareholder of the Van Wagoner Funds, you incur ongoing costs, including distribution and service (12b-1) fees and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; or exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in each of these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period in each Fund.

Hypothetical Example For Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only in each of the Funds. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Disclosure of Fund Expenses  For the Period January 1, 2006 to June 30, 2006

Expense Table

Post-Venture Fund	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$968.50	10.97%	$53.49
Hypothetical 5% Return	$1,000.00	$970.44	10.97%	$53.55
Mid-Cap Growth Fund
Actual Fund Return	$1,000.00	$961.80	11.82%	$57.49
Hypothetical 5% Return	$1,000.00	$966.18	11.82%	$57.62
Technology Fund
Actual Fund Return	$1,000.00	$964.00	11.38%	$55.37
Hypothetical 5% Return	$1,000.00	$968.41	11.38%	$55.49

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Van Wagoner Funds Expense Example

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3

Van Wagoner Funds Schedules of Investments (In Liquidation)

June 30, 2006 (Unaudited)

Van Wagoner Post-Venture Fund
Market Value
SHORT-TERM INVESTMENT 100.87%
PNC Bank Money Market Account, 4.55%	$2,180,670
Total Short-Term Investment
(Cost $2,180,670)	2,180,670
Total Investments 100.87%
(Cost $2,180,670)	2,180,670
Liabilities in Excess of Other Assets (0.87)%	(18,824)
NET ASSETS 100.00%	$2,161,846
Van Wagoner Mid-Cap Growth Fund
Market Value
SHORT-TERM INVESTMENT 101.53%
PNC Bank Money Market Account, 4.55%	$1,383,037
Total Short-Term Investment
(Cost $1,383,037)	1,383,037
Total Investments 101.53%
(Cost $1,383,037)	1,383,037
Liabilities in Excess of Other Assets (1.53)%	(20,859)
NET ASSETS 100.00%	$1,362,178

Van Wagoner Technology Fund
Market Value
SHORT-TERM INVESTMENT 101.12%
PNC Bank Money Market Account, 4.55%	$2,109,302
Total Short-Term Investment
(Cost $2,109,302)	2,109,302
Total Investments 101.12%
(Cost $2,109,302)	2,109,302
Liabilities in Excess of Other Assets (1.12)%	(23,401)
NET ASSETS 100.00%	$2,085,901

1-800-228-2121

See notes to financial statements.

4

Van Wagoner Funds Statements of Assets and Liabilities (In Liquidation)

June 30, 2006 (Unaudited)

	POST- VENTURE FUND	MID-CAP GROWTH FUND	TECHNOLOGY FUND
ASSETS:
Investments, at value (cost $2,180,670, $1,383,037 and $2,109,302)	$2,180,670	$1,383,037	$2,109,302
Interest and dividends receivable	7,257	4,483	7,078
Prepaid expenses and other assets	24,792	16,609	23,779
Total Assets	2,212,719	1,404,129	2,140,159
LIABILITIES:
Payable for fund shares redeemed	582	6,409	5,838
Accrued distribution fees	2,108	1,760	2,206
Accrued expenses and other liabilities	48,183	33,782	46,214
Total Liabilities	50,873	41,951	54,258
NET ASSETS	$2,161,846	$1,362,178	$2,085,901
NET ASSETS CONSIST OF:
Capital stock	$544,570,895	$215,539,672	$419,878,626
Accumulated net investment loss	(84,549)	(62,732)	(84,880)
Accumulated net realized loss on investments	(542,324,500)	(214,114,762)	(417,707,845)
Net Assets	$2,161,846	$1,362,178	$2,085,901
CAPITAL STOCK, $0.0001 par value
Authorized	100,000,000	100,000,000	100,000,000
Issued and outstanding	880,351	491,881	486,192
NET ASSET VALUE AND REDEMPTION PRICE (NET ASSETS/SHARES OUTSTANDING)	$2.46	$2.77	$4.29

Van Wagoner Funds Financial Statements

vanwagoner.com

See notes to financial statements.

5

Van Wagoner Funds Statements of Operations (In Liquidation)

Six Months Ended June 30, 2006 (Unaudited)

	POST- VENTURE FUND	MID-CAP GROWTH FUND	TECHNOLOGY FUND
INVESTMENT INCOME:
Interest	$48,114	$31,614	$45,758
Total Investment Income	48,114	31,614	45,758
EXPENSES:
Transfer agent fees and expenses	56,313	26,973	56,628
Fund accounting and administration fees	45,001	45,001	45,001
Insurance	10,322	6,955	9,517
Professional fees	7,154	4,747	6,604
Directors' and officer's fees, salary and expenses	4,938	3,268	4,548
Printing and postage expenses	2,964	1,990	2,449
Custody fees	2,502	2,511	2,516
Distribution fees	964	626	924
Miscellaneous expenses	2,505	2,275	2,451
Total Expenses	132,663	94,346	130,638
NET INVESTMENT LOSS	(84,549)	(62,732)	(84,880)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	—	—	—
Change in net unrealized appreciation on investments	—	—	—
	—	—	—
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(84,549)	$(62,732)	$(84,880)

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See notes to financial statements.

6

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Van Wagoner Funds Financial Statements

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Van Wagoner Funds Statements of Changes in Net Assets (In Liquidation)

	POST-VENTURE FUND		MID-CAP GROWTH FUND		TECHNOLOGY FUND
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
OPERATIONS:
Net investment loss	$(84,549)	$(217,868)	$(62,732)	$(145,483)	$(84,880)	$(210,952)
Net realized loss on investments	—	(4,860,259)	—	(2,323,023)	—	(4,295,919)
Change in net unrealized appreciation on investments	—	4,618,217	—	2,239,806	—	4,157,835
Net decrease in net assets resulting from operations	(84,549)	(459,910)	(62,732)	(228,700)	(84,880)	(349,036)
CAPITAL SHARE TRANSACTIONS:
Redemption of shares	(510,948)	(1,299,988)	(412,954)	(906,235)	(414,122)	(1,165,529)
Net decrease from share transactions	(510,948)	(1,299,988)	(412,954)	(906,235)	(414,122)	(1,165,529)
TOTAL DECREASE IN NET ASSETS	(595,497)	(1,759,898)	(475,686)	(1,134,935)	(499,002)	(1,514,565)
NET ASSETS:
Beginning of period	2,757,343	4,517,241	1,837,864	2,972,799	2,584,903	4,099,468
End of period	$2,161,846	$2,757,343	$1,362,178	$1,837,864	$2,085,901	$2,584,903
Accumulated net investment income	$—	$—	$—	$—	$—	$—
TRANSACTIONS IN SHARES:
Shares redeemed	(204,010)	(477,216)	(146,033)	(295,374)	(94,586)	(250,862)
Net decrease	(204,010)	(477,216)	(146,033)	(295,374)	(94,586)	(250,862)

1-800-228-2121

See notes to financial statements.

8

Van Wagoner Funds Financial Statements

vanwagoner.com

See notes to financial statements.

9

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

	POST-VENTURE FUND
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001
Net Asset Value, Beginning of Period	$2.54	$2.89	$2.96	$3.28	$10.04	$26.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.08)	(0.20)	(0.19)	(0.22)	(0.14)	(0.23)
Net realized and unrealized gains (losses) on investments	—	(0.15)	0.12	(0.10)	(6.62)	(16.25)
Total from investment operations	(0.08)	(0.35)	(0.07)	(0.32)	(6.76)	(16.48)
Net Asset Value, End of Period	$2.46	$2.54	$2.89	$2.96	$3.28	$10.04
Total Return(1)	(3.15)%	(12.11)%	(2.37)%	(9.76)%	(67.33)%	(62.14)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$2,162	$2,757	$4,517	$8,010	$34,143	$166,445
Ratio of expenses to average net assets:
Net of waivers and reimbursements(2)(3)	10.97%	8.70%	5.65%	3.37%	2.00%	1.95%
Before waivers and reimbursements(2)	10.97%	8.70%	5.65%	4.49%	3.25%	2.53%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements(2)(3)	(6.99)%	(6.33)%	(5.06)%	(3.16)%	(1.97)%	(1.75)%
Before waivers and reimbursements(2)	(6.99)%	(6.33)%	(5.06)%	(4.28)%	(3.22)%	(2.33)%
Portfolio turnover rate(1)	0%	0%	0%	167%	242%	125%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2004 and December 31, 2005 and the six months ended June 30, 2006, no expenses were waived or reimbursed.

1-800-228-2121

See notes to financial statements.

10

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

	MID-CAP GROWTH FUND
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002		Year Ended Dec. 31, 2001
Net Asset Value, Beginning of Period	$2.88	$3.19	$3.26	$3.42	$6.82		$20.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.11)	(0.23)	(0.20)	(0.23)	(0.10)		(0.22)
Net realized and unrealized gains (losses) on investments	—	(0.08)	0.13	0.07	(3.30)		(13.24)
Total from investment operations	(0.11)	(0.31)	(0.07)	(0.16)	(3.40)		(13.46)
Net Asset Value, End of Period	$2.77	$2.88	$3.19	$3.26	$3.42		$6.82
Total Return(1)	(3.82)%	(9.43)%	(2.45)%	(4.68)%	(49.85)%		(66.37)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$1,362	$1,838	$2,973	$4,685	$19,530		$50,231
Ratio of expenses to average net assets:
Net of waivers and reimbursements(2)(3)	11.82%	8.76%	5.76%	3.44%	2.00	%(4)	1.95%
Before waivers and reimbursements(2)	11.82%	8.76%	5.76%	4.34%	3.01	%(4)	2.23%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements(2)(3)	(7.86)%	(6.34)%	(5.13)%	(3.19)%	(1.79)%		(1.75)%
Before waivers and reimbursements(2)	(7.86)%	(6.34)%	(5.13)%	(4.09)%	(2.80)%		(2.03)%
Portfolio turnover rate(1)	0%	0%	0%	253%	502%		168%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2004 and December 31, 2005 and the six months ended June 30, 2006, no expenses were waived or reimbursed.

(4)  Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 2.01% and 3.02% for the year ended December 31, 2002.

Van Wagoner Funds Financial Statements

vanwagoner.com

See notes to financial statements.

11

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

	TECHNOLOGY FUND
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001
Net Asset Value, Beginning of Period	$4.45	$4.93	$5.07	$5.45	$15.94	$41.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.16)	(0.36)	(0.35)	(0.40)	(0.20)	(0.39)
Net realized and unrealized gains (losses) on investments	—	(0.12)	0.21	0.02	(10.29)	(25.54)
Total from investment operations	(0.16)	(0.48)	(0.14)	(0.38)	(10.49)	(25.93)
Net Asset Value, End of Period	$4.29	$4.45	$4.93	$5.07	$5.45	$15.94
Total Return(1)	(3.60)%	(9.74)%	(2.76)%	(6.97)%	(65.81)%	(61.93)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$2,086	$2,585	$4,099	$7,670	$35,979	$134,720
Ratio of expenses to average net assets:
Net of waivers and reimbursements(2)(3)	11.38%	9.03%	5.93%	3.42%	2.00%	1.95%
Before waivers and reimbursements(2)	11.38%	9.03%	5.93%	4.35%	3.05%	2.35%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements(2)(3)	(7.39)%	(6.64)%	(5.34)%	(3.19)%	(1.96)%	(1.78)%
Before waivers and reimbursements(2)	(7.39)%	(6.64)%	(5.34)%	(4.12)%	(3.01)%	(2.18)%
Portfolio turnover rate(1)	0%	0%	0%	147%	260%	128%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2004 and December 31, 2005 and the six months ended June 30, 2006, no expenses were waived or reimbursed.

1-800-228-2121

See notes to financial statements.

12

Van Wagoner Funds Notes to Financial Statements (In Liquidation) (Unaudited)

1.  Organization

Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Post-Venture Fund, Mid-Cap Growth Fund and Technology Fund (collectively the "Funds" or the "Liquidating Funds") are separate diversified investment portfolios of Van Wagoner Funds, Inc.

The Board of Directors of Van Wagoner Funds, Inc. approved a plan to liquidate each of the Funds effective March 1, 2003. Accordingly, each of the Funds has been liquidating its investments in an orderly fashion and investing the proceeds in high quality short-term money market instruments. The Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest but do not appreciate in value.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. The Funds changed their basis of accounting under U.S. generally accepted accounting principles from a going concern basis to a liquidation basis as of March 1, 2003. The effect of liquidation accounting had no material affect on the financial statements of the Funds as assets and liabilities were already stated at fair value. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

(a)  Investment Valuation - Securities held by the Funds are valued based on their current market value. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value. Fair values so determined may not reflect the prices at which those securities could have been sold. The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

(b)  Expenses - The Funds are charged for those expenses that are directly attributable to each Fund, such as custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

Van Wagoner Funds Notes to Financial Statements

vanwagoner.com

13

Van Wagoner Funds Notes to Financial Statements (In Liquidation) (Unaudited)

(c)  Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

(d)  Other - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.  Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

For Federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2005 as shown below. It is unlikely the Funds will realize the benefits of these capital loss carryforwards before they expire. Fund liquidation will result in a loss of this benefit.

Date of Expiration	Post-Venture	Mid-Cap Growth	Technology
2008	$102,956,968	$24,471,573	$48,047,032
2009	208,568,549	119,593,823	188,389,347
2010	167,738,630	56,452,576	132,184,745
2011	49,142,144	7,417,678	37,716,740
2012	9,057,950	3,856,091	7,074,062
2013	4,860,259	2,323,021	4,295,919
	$542,324,500	$214,114,762	$417,707,845

The cost of securities on a Federal tax basis at June 30, 2006, for the Post-Venture, Mid-Cap Growth and Technology Funds was the same as the book basis.

As of December 31, 2005 the components of accumulated deficit on a tax basis were as follows:

Fund	Accumulated capital and other losses	Total accumulated deficit
Post-Venture	$(542,324,500)	$(542,324,500)
Mid-Cap Growth	(214,114,762)	(214,114,762)
Technology	(417,707,845)	(417,707,845)

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties.

1-800-228-2121

14

FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

4.  Investment Advisory Agreement and Related Party Transactions

Effective April 30, 2003, Van Wagoner Capital Management, Inc. (the "Adviser") terminated its investment advisory agreements with the Liquidating Funds. The Adviser also terminated the agreement to limit the total expenses (excluding interest, dividends on short sales, taxes, brokerage and extraordinary expenses) to the annual rate of 2.00% of each Liquidating Fund's average net assets. Since that date, the officers and Board of Directors of Van Wagoner Funds, Inc. have overseen the continued orderly liquidation of the Funds.

The Funds do not compensate their officers who are officers of the Adviser. For the six months ended June 30, 2006, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' President, Treasurer, Secretary and Chief Compliance Officer.

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

5.  Service and Distribution Plan

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

Although the Liquidating Funds are no longer selling their shares, they are contractually obligated to make payments to persons that provide personal services to investors or who maintain shareholder accounts.

6.  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2006, were as follows:

Fund	Purchases	Sales
Post-Venture	$—	$—
Mid-Cap Growth	—	—
Technology	—	—

7.  Contingencies

(a)  Legal Matters - In 2001, the Company and the Adviser were named as defendants in an antitrust class action lawsuit alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings. The lawsuit was dismissed in November 2003. The dismissal was appealed and in September 2005 the appeals court issued a decision, vacating and remanding the trial court's decision for further proceedings. In

Van Wagoner Funds Notes to Financial Statements

vanwagoner.com

15

Van Wagoner Funds Notes to Financial Statements (In Liquidation) (Unaudited)

March 2006, the appeals court issued an order staying the proceeding pending determination of defendants' petition to the United States Supreme Court for a writ of certiorari. That petition was filed in March 2006 and is still pending. The Company and the Adviser intend to vigorously contest the lawsuit. Given the preliminary nature of the lawsuit, an evaluation of the likelihood of a favorable or unfavorable outcome cannot be determined at this time.

(b)  Indemnification Arrangements - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. The company has not made any payments related to such arrangements for the six months ended June 30, 2006. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

1-800-228-2121

16

Van Wagoner Funds Additional Information for Shareholders

Proxy Voting Policy and Voting Record

Van Wagoner Capital Management, Inc., the Funds' Adviser, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

In addition, each Fund's complete proxy voting record for the 12 months ended June 30, 2006 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

Change in Independent Registered Public Accounting Firm

On June 8, 2006, Ernst & Young LLP ("E&Y") resigned as the Company's independent registered public accounting firm. The Company's Board of Directors, through its Audit Committee, is currently in the process of selecting a new independent registered public accounting firm.

During the two most recently completed fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified as to uncertainty, audit scope or accounting principles.

Further, during the two most recently completed fiscal years and the current fiscal year through June 8, 2006, there were no disagreements between the Company and E&Y on any matter of accounting principles or practices, financial statement disclosures or auditing scope or procedure, which, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the disagreement in its reports.

Van Wagoner Funds Additional Information for Shareholders

vanwagoner.com

17

VW410C  0606

Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries
should be sent to:

Van Wagoner Funds
101 Sabin Street
Pawtucket, RI 02860

1-800-228-2121

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)       Not applicable.

(b)           Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Van Wagoner Funds, Inc.

By (Signature and Title)*	/s/ Elyce D. Dilworth
Elyce D. Dilworth, Chief Executive Officer & Chief
Financial Officer
(principal executive officer & principal financial officer)

Date	September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elyce D. Dilworth
Elyce D. Dilworth, Chief Executive Officer & Chief
Financial Officer
(principal executive officer & principal financial officer)

Date	September 6, 2006

* Print the name and title of each signing officer under his or her signature.